Summary of Significant Accounting Policies - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Earnings Per Share [Abstract]
Net income (loss) allocated to common shareholders, basic	$ 1,909	$ 181
Net income (loss) allocated to common shareholders, diluted	$ 1,909	$ 181
Basic (in Dollars per share)	$ 0.24	$ 0.02
Diluted (in Dollars per share)	$ 0.24	$ 0.02
Weighted average common shares outstanding, basic	8,086,715	8,086,715
Weighted average common shares outstanding, diluted	8,086,715	8,086,715